Right-of-use assets and lease liabilities (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
General And Administrative Expenses [Member]
Statement [Line Items]
Depreciation charges	$ 451	$ 115
Costs [Member]
Statement [Line Items]
Depreciation charges	1,536	1,307
Selling Expenses [Member]
Statement [Line Items]
Depreciation charges	$ 810	$ 676